Note 11 - Borrowings (Details) - Long-Term Borrowing In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Debt Instrument [Line Items]
Long-term installment payable at various dates through calendar 2014. Interest is payable at variable rates based on Tokyo InterBank Offered Rate (TIBOR) which were 0.250% and 0.212% as of March 31, 2013 and 2014, respectively. Weighted average interest rates were 0.962% and 0.901% at March 31, 2013 and 2014, respectively.	$ 9,517	¥ 980,000	¥ 1,990,000
Less current portion	(9,517)	(980,000)	(1,010,000)
Long-term borrowings, less current portion			¥ 980,000